Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Assets and liabilities measured at fair value
Assets and liabilities measured and carried at fair value in the financial statements are summarized below (in millions):

	Level 1	Level 2	Level 3	Total
December 31, 2019
Assets:
Available for sale (“AFS”) fixed maturities:
U.S. Government and government agencies	$6	$24	$15	$45
States, municipalities and political subdivisions	—	4,284	65	4,349
Foreign government	—	34	—	34
Residential MBS	—	1,971	128	2,099
Commercial MBS	—	806	29	835
Collateralized loan obligations	—	3,365	14	3,379
Other asset-backed securities	—	4,357	1,030	5,387
Corporate and other	16	20,220	1,535	21,771
Total AFS fixed maturities	22	35,061	2,816	37,899
Trading fixed maturities	—	54	—	54
Equity securities	492	41	276	809
Equity index call options	—	924	—	924
Variable annuity assets (separate accounts) (*)	—	628	—	628
Other assets — derivatives	—	50	—	50
Total assets accounted for at fair value	$514	$36,758	$3,092	$40,364
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$3,730	$3,730
Other liabilities — derivatives	—	10	—	10
Total liabilities accounted for at fair value	$—	$10	$3,730	$3,740

December 31, 2018
Assets:
Available for sale fixed maturities:
U.S. Government and government agencies	$6	$25	$8	$39
States, municipalities and political subdivisions	—	4,238	59	4,297
Foreign government	—	13	—	13
Residential MBS	—	1,787	161	1,948
Commercial MBS	—	788	48	836
Collateralized loan obligations	—	3,298	85	3,383
Other asset-backed securities	—	3,627	543	4,170
Corporate and other	14	17,713	1,719	19,446
Total AFS fixed maturities	20	31,489	2,623	34,132
Trading fixed maturities	—	55	—	55
Equity securities	493	38	212	743
Equity index call options	—	184	—	184
Variable annuity assets (separate accounts) (*)	—	557	—	557
Other assets — derivatives	—	16	—	16
Total assets accounted for at fair value	$513	$32,339	$2,835	$35,687
Liabilities:
Derivatives in annuity benefits accumulated	$—	$—	$2,720	$2,720
Other liabilities — derivatives	—	49	—	49
Total liabilities accounted for at fair value	$—	$49	$2,720	$2,769

(*)	Variable annuity liabilities equal the fair value of variable annuity assets.

Fair value measurements, Levels 1 and 2 transfers
The transfers between Level 1 and Level 2 for the years ended December 31, 2019, 2018 and 2017 are reflected in the table below at fair value as of the end of the reporting period (dollars in millions):

	Level 2 To Level 1 Transfers						Level 1 To Level 2 Transfers
	# of Transfers			Fair Value			# of Transfers			Fair Value
	2019	2018	2017	2019	2018	2017	2019	2018	2017	2019	2018	2017
Perpetual preferred stocks	—	—	1	$—	$—	$1	—	—	1	$—	$—	$1
Common stocks	2	—	—	—	—	—	—	—	—	—	—	—

Unobservable inputs used by management in determining fair value of embedded derivatives
The following table presents information about the unobservable inputs used by management in determining fair value of these Level 3 liabilities. See Note F — “Derivatives.”

Unobservable Input	Range
Adjustment for credit risk	0.2% – 2.4% over the risk-free rate
Risk margin for uncertainty in cash flows	0.80% reduction in the discount rate
Surrenders	3% – 22% of indexed account value
Partial surrenders	2% – 9% of indexed account value
Annuitizations	0.1% – 1% of indexed account value
Deaths	1.5% – 10.6% of indexed account value
Budgeted option costs	2.5% – 3.3% of indexed account value

Changes in balances of Level 3 financial assets
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2019, 2018 and 2017 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2019
AFS fixed maturities:
U.S. government agency	$8	$—	$7	$—	$—	$—	$—	$15
State and municipal	59	—	6	—	(3)	10	(7)	65
Residential MBS	161	3	(3)	—	(18)	36	(51)	128
Commercial MBS	48	2	—	—	(13)	3	(11)	29
Collateralized loan obligations	85	(4)	4	—	—	14	(85)	14
Other asset-backed securities	543	—	5	727	(162)	23	(106)	1,030
Corporate and other	1,719	(1)	53	378	(250)	28	(392)	1,535
Total AFS fixed maturities	2,623	—	72	1,105	(446)	114	(652)	2,816
Equity securities	212	8	—	36	(2)	22	—	276
Total Level 3 assets	$2,835	$8	$72	$1,141	$(448)	$136	$(652)	$3,092

Embedded derivatives (*)	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)
Total Level 3 liabilities	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)

(*)
Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $181 million in 2019.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Collateralized loan obligations	142	(2)	(9)	24	(11)	2	(61)	85
Other asset-backed securities	398	—	(1)	292	(171)	69	(44)	543
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $44 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Collateralized loan obligations	113	—	—	41	(12)	—	—	142
Other asset-backed securities	246	—	1	254	(83)	154	(174)	398
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $25 million in 2017.

Changes in balances of Level 3 financial liabilities
Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2019, 2018 and 2017 are presented below (in millions). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs and $20 million of equity securities transferred into Level 3 in the first quarter of 2018 related to a small number of limited partnerships and similar investments carried at cost under the prior guidance that are carried at fair value through net earnings under new guidance adopted on January 1, 2018, as discussed in Note A — “Accounting Policies — Investments.” All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2018	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2019
AFS fixed maturities:
U.S. government agency	$8	$—	$7	$—	$—	$—	$—	$15
State and municipal	59	—	6	—	(3)	10	(7)	65
Residential MBS	161	3	(3)	—	(18)	36	(51)	128
Commercial MBS	48	2	—	—	(13)	3	(11)	29
Collateralized loan obligations	85	(4)	4	—	—	14	(85)	14
Other asset-backed securities	543	—	5	727	(162)	23	(106)	1,030
Corporate and other	1,719	(1)	53	378	(250)	28	(392)	1,535
Total AFS fixed maturities	2,623	—	72	1,105	(446)	114	(652)	2,816
Equity securities	212	8	—	36	(2)	22	—	276
Total Level 3 assets	$2,835	$8	$72	$1,141	$(448)	$136	$(652)	$3,092

Embedded derivatives (*)	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)
Total Level 3 liabilities	$(2,720)	$(919)	$—	$(333)	$242	$—	$—	$(3,730)

(*)
Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes a favorable adjustment related to the unlocking of actuarial assumptions of $181 million in 2019.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2017	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2018
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	72	—	(3)	—	(2)	—	(8)	59
Residential MBS	99	(5)	(4)	—	(18)	106	(17)	161
Commercial MBS	34	—	—	14	—	—	—	48
Collateralized loan obligations	142	(2)	(9)	24	(11)	2	(61)	85
Other asset-backed securities	398	—	(1)	292	(171)	69	(44)	543
Corporate and other	941	(9)	(18)	986	(148)	26	(59)	1,719
Total AFS fixed maturities	1,694	(16)	(35)	1,316	(350)	203	(189)	2,623
Equity securities	105	(4)	—	106	(4)	20	(11)	212
Total Level 3 assets	$1,799	$(20)	$(35)	$1,422	$(354)	$223	$(200)	$2,835

Embedded derivatives (*)	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)
Total Level 3 liabilities	$(2,542)	$204	$—	$(545)	$163	$—	$—	$(2,720)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $44 million in 2018.

		Total realized/unrealized gains (losses) included in
	Balance at December 31, 2016	Net earnings	Other comprehensive income (loss)	Purchases and issuances	Sales and settlements	Transfer into Level 3	Transfer out of Level 3	Balance at December 31, 2017
AFS fixed maturities:
U.S. government agency	$8	$—	$—	$—	$—	$—	$—	$8
State and municipal	75	—	1	—	(2)	—	(2)	72
Residential MBS	148	(3)	1	1	(26)	32	(54)	99
Commercial MBS	25	2	—	13	(10)	4	—	34
Collateralized loan obligations	113	—	—	41	(12)	—	—	142
Other asset-backed securities	246	—	1	254	(83)	154	(174)	398
Corporate and other	652	(5)	3	440	(120)	29	(58)	941
Total AFS fixed maturities	1,267	(6)	6	749	(253)	219	(288)	1,694
Equity securities	110	(14)	7	25	(10)	—	(13)	105
Total Level 3 assets	$1,377	$(20)	$13	$774	$(263)	$219	$(301)	$1,799

Embedded derivatives (*)	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)
Total Level 3 liabilities	$(1,759)	$(589)	$—	$(300)	$106	$—	$—	$(2,542)

(*)	Total realized/unrealized gains (losses) included in net earnings for the embedded derivatives includes losses related to the unlocking of actuarial assumptions of $25 million in 2017.

Fair value of financial instruments
The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements are summarized below (in millions):

	Carrying	Fair Value
	Value	Total	Level 1	Level 2	Level 3
December 31, 2019
Financial assets:
Cash and cash equivalents	$734	$734	$734	$—	$—
Mortgage loans	1,072	1,081	—	—	1,081
Policy loans	164	164	—	—	164
Total financial assets not accounted for at fair value	$1,970	$1,979	$734	$—	$1,245
Financial liabilities:
Annuity benefits accumulated (*)	$40,159	$40,182	$—	$—	$40,182
Total financial liabilities not accounted for at fair value	$40,159	$40,182	$—	$—	$40,182

December 31, 2018
Financial assets:
Cash and cash equivalents	$329	$329	$329	$—	$—
Mortgage loans	783	772	—	—	772
Policy loans	174	174	—	—	174
Total financial assets not accounted for at fair value	$1,286	$1,275	$329	$—	$946
Financial liabilities:
Annuity benefits accumulated (*)	$36,384	$34,765	$—	$—	$34,765
Total financial liabilities not accounted for at fair value	$36,384	$34,765	$—	$—	$34,765

(*)	Excludes $247 million and $232 million of life contingent annuities in the payout phase at December 31, 2019 and 2018, respectively.